Stock-based compensation	9 Months Ended
Sep. 30, 2016
Stock-based compensation
Stock based compensation

7. Stock‑based compensation

Our board of directors has adopted, and our shareholders have approved, the 2015 Equity Compensation Plan (the 2015 Plan). The 2015 Plan provides for the grant of incentive stock options to our employees and any parent or subsidiary corporations’ employees, and for the grant of nonstatutory stock options, stock awards, and restricted stock units to our employees, directors and consultants and our parent or subsidiary corporations’ employees and consultants. The 2015 Plan is effective as of September 3, 2015.  As of September 30, 2016, 962,888 shares are available for issuance pursuant to the 2015 Plan.

Our board of directors has adopted and our shareholders have approved, the Non‑Employee Director Equity Compensation Plan (the Non‑Employee Director Plan). The Non‑Employee Director Plan provides for the grant of nonstatutory stock options, stock awards, and restricted stock units to our non‑employee directors. The Non‑Employee Director Plan is effective as of September 3, 2015.  As of September 30, 2016, 124,117 shares are available for issuance pursuant to the Non‑Employee Director Plan.

A summary of the outstanding stock options as of September 30, 2016 is as follows:

	Options Outstanding
			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term	Aggregate
	Shares	Price	(Years)	Intrinsic Value
				(in thousands)
Outstanding—January 1, 2016	2,591,520	$13.59	5.97	$1,844
Granted	986,600	$4.31
Forfeited and cancelled	(284,779)	$13.84
Expired	(28,414)	$4.02
Exercised	—
Outstanding—September 30, 2016	3,264,927	$10.85	6.60	$1,655
Vested and exercisable—September 30, 2016	1,211,889	$9.74	4.05	$916
Vested and expected to vest—September 30, 2016	2,878,274	$10.50	6.60	$1,579

Included in the stock options outstanding at September 30, 2016, are unvested stock options to purchase 88,908 shares at a weighted average exercise price of $18.80 per share for which the vesting of certain tranches will accelerate if the fair value per share of our stock reaches $31.46 or $37.62 for the respective grantee. In addition, the options outstanding include 97,652 shares that vest upon a market appreciation event so long as it occurs prior to May 26, 2019 of which all were unvested as of September 30, 2016 and 97,655 shares that will vest upon the one year anniversary of the market appreciation event of which all were unvested as of September 30, 2016. The market appreciation event is defined as the last trading day in the period in which the closing stock price on each of 20 consecutive trading days reported on NASDAQ has been at least $30.14 or $33.66 for the respective grantee.

Stock‑based compensation expense

We recognized stock‑based compensation expense for employees and directors for stock options and RSUs in the accompanying unaudited consolidated statements of operations as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Research and development	$205	$158	$401	$1,105
General and administrative	897	345	3,120	2,217
Total stock-based compensation	$1,102	$503	$3,521	$3,322

Included in these amounts was stock compensation credit attributed to liability‑classified awards of ($127,000) for the nine months ended September 30, 2015.  As of October 22, 2015, these awards no longer required classification as liability awards and were classified to equity at fair value on that date.

As of September 30, 2016, the total unrecognized compensation expense related to unvested stock options, net of estimated forfeitures, is $7.3 million, which we expect to recognize over an estimated weighted‑average period of 2.5 years.

In determining the estimated fair value of the stock‑based awards, we use the Black‑Scholes option‑pricing model and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment.

The fair value of stock option awards which were granted during the years, was estimated with the following assumptions:

	Nine Months Ended
	September 30,
	2016	2015
Expected term (in years)	5.87	3.32
Risk-free interest rate	1.3% - 1.6%	0.0% - 0.6%
Expected volatility	78.1% - 83.6%	70.9% - 73.4%
Dividend rate	—%	—%

Restricted Stock Units

On February 26, 2016, our board of directors approved grants of restricted stock units, or RSUs, to employees.  These RSUs vest, with respect to 100% of the grants, on February 26, 2018, provided that the executive is employed by the Company on such vesting date. All RSUs will fully vest upon a change of control of our company.  If and when the RSUs vest, the Company will issue one ordinary share of the Company for each whole RSU that has vested, subject to satisfaction of the executive’s tax withholding obligations. The RSUs will cease to be outstanding upon such issuance of shares.  We recorded expense of $84,000 and $197,000 for the three months and nine months ended September 30, 2016, respectively, which is included in the stock based compensation table above.  As of September 30, 2016, the total unrecognized compensation expense related to unvested RSUs is $0.5 million, which we expect to recognize over an estimated weighted‑average period of 1.4 years.

A summary of the unvested RSUs as of September 30, 2016 is as follows:

Number of
Shares
Unvested—January 1, 2016	—
Granted	196,500
Forfeited	(26,500)
Vested	—
Unvested—September 30, 2016	170,000